UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22736

Columbia ETF Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

Columbia Sustainable Global Equity Income ETF

January 31, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks 99.3%

Australia 1.8%
Caltex Australia Ltd.	768	16,675
Harvey Norman Holdings Ltd.	6,918	26,259
LendLease Group	1,791	19,157
SEEK Ltd.	1,268	13,900
Telstra Corp. Ltd.	6,160	23,382
Total		99,373

Belgium 0.5%
Anheuser-Busch InBev SA/NV	278	28,887

Canada 2.1%
Atco Ltd./Canada Class I	367	12,898
Brookfield Asset Management, Inc. Class A	305	10,527
Empire Co. Ltd. Class A	1,198	14,932
Finning International, Inc.	834	16,850
Metro, Inc.	405	12,280
Open Text Corp.	596	20,361
Veresen, Inc.	2,657	26,962
Total		114,810

Denmark 0.4%
Novo Nordisk A/S Class B	553	19,880

Finland 0.3%
UPM-Kymmene OYJ	726	16,476

France 5.7%
BNP Paribas SA	335	21,425
Casino Guichard-Perrachon SA	585	31,547
Christian Dior SE	63	13,532
Eiffage SA	316	22,737
Groupe Eurotunnel SE	2,184	20,315
Ingenico Group SA	238	20,078
Publicis Groupe SA	339	23,286
Renault SA	310	27,934
Safran SA	224	15,178
Schneider Electric SE	231	16,531
Societe Generale SA	663	32,425
Valeo SA	298	18,202
Vinci SA	333	23,356
Vivendi SA	1,359	24,879
Total		311,425

Germany 0.8%
Henkel AG & Co. KGaA	106	11,162
ProSiebenSat.1 Media SE	774	32,856
Total		44,018

Hong Kong 1.4%
BOC Hong Kong (Holdings) Ltd.	2,958	11,894
HKT Trust & HKT Ltd.	16,246	22,738
PCCW Ltd.	45,687	27,792
Swire Properties Ltd.	5,567	15,712
Total		78,136

Israel 0.2%
Bank Hapoalim B.M.	2,238	13,516

Issuer	Shares	Value ($)

Common Stocks (continued)

Italy 0.8%
Atlantia SpA	1,368	31,120
Enel SpA	3,649	15,238
Total		46,358

Japan 13.8%
Aeon Mall Co. Ltd.	1,480	21,548
Astellas Pharma, Inc.	1,596	21,457
Chiba Bank Ltd. (The)	1,919	12,631
Fuji Electric Co. Ltd.	4,489	26,677
FUJIFILM Holdings Corp.	704	27,360
Hitachi Metals Ltd.	1,599	22,243
Idemitsu Kosan Co. Ltd.	553	17,168
ITOCHU Corp.	2,239	30,947
JX Holdings, Inc.	7,340	34,726
Lawson, Inc.	344	25,179
Miraca Holdings, Inc.	550	25,210
Mitsubishi Chemical Holdings Corp.	4,577	32,107
Mitsubishi Corp.	1,267	28,694
Mitsubishi Materials Corp.	554	18,971
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,086	16,530
Nippon Telegraph & Telephone Corp.	589	26,051
Nomura Real Estate Holdings, Inc.	1,220	21,078
Oracle Corp. Japan	355	19,930
ORIX Corp.	1,706	25,869
Osaka Gas Co. Ltd.	3,826	14,366
Resona Holdings, Inc.	6,228	33,924
Showa Shell Sekiyu KK	3,266	32,116
Sumitomo Chemical Co. Ltd.	6,695	35,861
Taiheiyo Cement Corp.	7,632	26,779
Teijin Ltd.	1,608	34,081
Tokyo Gas Co. Ltd.	2,642	11,730
TonenGeneral Sekiyu KK	3,016	35,605
Toppan Printing Co. Ltd.	2,024	19,939
Toyota Tsusho Corp.	1,127	31,135
Yokogawa Electric Corp.	1,429	22,925
Total		752,837

Jordan 0.3%
Hikma Pharmaceuticals PLC	732	16,798

Netherlands 2.3%
Boskalis Westminster	938	34,724
Heineken Holding NV	353	24,789
Heineken NV	183	13,692
Koninklijke Ahold Delhaize NV	1,218	25,924
Randstad Holding NV	438	25,466
Total		124,595

Norway 0.3%
DNB ASA	989	16,540

Singapore 0.4%
United Overseas Bank Ltd.	1,493	22,170

Spain 2.6%
Abertis Infraestructuras SA	2,232	31,948

Issuer	Shares	Value ($)

Common Stocks (continued)

Amadeus IT Group SA	260	12,010
Banco de Sabadell SA	14,486	21,823
Endesa SA	907	18,668
Gas Natural SDG SA	1,378	26,538
Telefonica SA	2,980	28,743
Total		139,730

Sweden 0.8%
Alfa Laval AB	1,746	32,597
Hexagon AB Class B	328	12,982
Total		45,579

Switzerland 0.9%
Adecco Group AG	329	23,476
Galenica AG	21	23,031
Total		46,507

United Kingdom 5.2%
3i Group PLC	2,113	18,609
Barratt Developments PLC	4,281	25,729
Capita PLC	3,736	23,525
GKN PLC	3,453	14,918
Imperial Brands PLC	461	21,306
InterContinental Hotels Group PLC	334	15,464
ITV PLC	11,340	28,990
Marks & Spencer Group PLC	4,550	19,205
Meggitt PLC	4,113	21,624
Petrofac Ltd.	2,754	31,772
RELX PLC	654	11,708
Sky PLC	1,629	20,515
William Hill PLC	5,049	16,446
WPP PLC	599	13,896
Total		283,707

United States 58.7%
3M Co.	157	27,447
AES Corp. (The)	3,949	45,176
AGCO Corp.	338	21,226
Agilent Technologies, Inc.	498	24,387
Allstate Corp. (The)	260	19,555
American Electric Power Co., Inc.	686	43,945
American Express Co.	377	28,795
American Water Works Co., Inc.	282	20,710
Ameriprise Financial, Inc.(a)	305	34,242
AmerisourceBergen Corp.	377	32,904
Amgen, Inc.	295	46,221
Apple, Inc.	268	32,522
Baker Hughes, Inc.	297	18,735
Best Buy Co., Inc.	888	39,534
Boeing Co. (The)	289	47,228
Bunge Ltd.	434	30,037
Cardinal Health, Inc.	544	40,778
Caterpillar, Inc.	444	42,473
CenturyLink, Inc.	1,866	48,255
Charter Communications, Inc. Class A(b)	61	19,761
Cisco Systems, Inc.	1,410	43,315
Comerica, Inc.	256	17,288
Conagra Brands, Inc.	500	19,545
Core Laboratories N.V.	179	20,913

Issuer	Shares	Value ($)

Common Stocks (continued)

Cummins, Inc.	278	40,869
Delta Air Lines, Inc.	775	36,611
Dr Pepper Snapple Group, Inc.	406	37,027
Dun & Bradstreet Corp. (The)	161	19,742
Ecolab, Inc.	145	17,419
Edison International	237	17,273
Entergy Corp.	650	46,566
Estee Lauder Cos., Inc. (The) Class A	306	24,850
Exelon Corp.	902	32,364
Expeditors International of Washington, Inc.	442	23,019
Exxon Mobil Corp.	426	35,737
Flowserve Corp.	521	25,612
Foot Locker, Inc.	381	26,114
Franklin Resources, Inc.	911	36,203
Gap, Inc. (The)	1,709	39,358
General Mills, Inc.	598	37,363
Hartford Financial Services Group, Inc. (The)	422	20,556
Honeywell International, Inc.	228	26,977
Hormel Foods Corp.	587	21,308
HP, Inc.	2,895	43,570
Huntington Ingalls Industries, Inc.	150	29,094
Ingersoll-Rand PLC	334	26,503
International Business Machines Corp.	283	49,389
Intuit, Inc.	209	24,783
JM Smucker Co. (The)	249	33,827
Johnson & Johnson	192	21,744
KeyCorp	2,301	41,349
Kroger Co. (The)	828	28,119
Lowe’s Cos., Inc.	551	40,267
ManpowerGroup, Inc.	433	41,334
Marathon Petroleum Corp.	961	46,176
Marriott International, Inc. Class A	467	39,508
Mead Johnson Nutrition Co.	364	25,647
Molson Coors Brewing Co. Class B	174	16,794
Mondelez International, Inc. Class A	479	21,210
Morgan Stanley	884	37,561
Mosaic Co. (The)	1,571	49,282
NextEra Energy, Inc.	188	23,259
Nordstrom, Inc.	659	29,141
Northrop Grumman Corp.	86	19,701
Nucor Corp.	686	39,850
Occidental Petroleum Corp.	501	33,953
ONEOK, Inc.	690	38,026
Oracle Corp.	765	30,684
Parker-Hannifin Corp.	169	24,865
PepsiCo, Inc.	322	33,417
Phillips 66	379	30,934
PNC Financial Services Group, Inc. (The)	277	33,367
PPG Industries, Inc.	353	35,303
Principal Financial Group, Inc.	491	28,031
Progressive Corp. (The)	981	36,729
Prudential Financial, Inc.	398	41,834
Public Service Enterprise Group, Inc.	1,108	49,029
Quest Diagnostics, Inc.	255	23,440
Robert Half International, Inc.	715	33,648
Rockwell Automation, Inc.	230	34,038
Schlumberger Ltd.	315	26,369
Scripps Networks Interactive, Inc. Class A	478	36,404

Issuer	Shares	Value ($)

Common Stocks (continued)

Seagate Technology PLC	1,067	48,175
Sherwin-Williams Co. (The)	127	38,584
Snap-on, Inc.	139	25,233
Spectra Energy Corp.	703	29,280
State Street Corp.	400	30,480
Tesoro Corp.	489	39,536
Texas Instruments, Inc.	266	20,094
Time Warner, Inc.	307	29,733
Travelers Cos., Inc. (The)	369	43,461
United Parcel Service, Inc. Class B	229	24,991
United Technologies Corp.	231	25,334
Valero Energy Corp.	720	47,347
Valspar Corp. (The)	169	18,703
VF Corp.	644	33,153
Wal-Mart Stores, Inc.	544	36,307
Walt Disney Co. (The)	178	19,696
Western Union Co. (The)	2,122	41,549
Xerox Corp.	4,572	31,684
Total		3,211,479
Total Common Stocks
(Cost $4,977,496)		5,432,821

	Shares	Value ($)

Money Market Funds 0.7%

Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares, 0.360%(c)	36,776	36,776
Total Money Market Funds (Cost $36,776)		36,776
Total Investments
(Cost $5,014,272)(d)		5,469,597	(e)
Other Assets & Liabilities, Net		2,641
Net Assets		5,472,238

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning Shares	Shares Purchased	Shares Sold	Ending Shares	Realized Gain/(Loss) ($)	Dividend - Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	304	5	(4)	305	(9)	228	34,242

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(d)

At January 31, 2017, the cost of securities for federal income tax purposes was approximately $5,014,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$545,000
Unrealized Depreciation	(90,000)
Net Unrealized Appreciation	$455,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks	5,432,821	—	—	5,432,821
Money Market Funds	36,776	—	—	36,776
Total	5,469,597	—	—	5,469,597

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia Sustainable International Equity Income ETF

January 31, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks 99.6%

Australia 4.5%
Caltex Australia Ltd.	2,285	49,611
Harvey Norman Holdings Ltd.	20,596	78,177
LendLease Group	5,332	57,034
SEEK Ltd.	3,777	41,404
Telstra Corp. Ltd.	18,339	69,610
Total		295,836

Belgium 1.3%
Anheuser-Busch InBev SA/NV	826	85,829

Canada 5.1%
Atco Ltd./Canada Class I	1,094	38,448
Brookfield Asset Management, Inc. Class A	909	31,375
Empire Co. Ltd. Class A	3,566	44,447
Finning International, Inc.	2,481	50,124
Metro, Inc.	1,206	36,566
Open Text Corp.	1,776	60,674
Veresen, Inc.	7,911	80,278
Total		341,912

Denmark 0.9%
Novo Nordisk A/S Class B	1,648	59,245

Finland 0.7%
UPM-Kymmene OYJ	2,163	49,089

France 14.0%
BNP Paribas SA	996	63,700
Casino Guichard-Perrachon SA	1,740	93,833
Christian Dior SE	189	40,595
Eiffage SA	941	67,708
Groupe Eurotunnel SE	6,503	60,488
Ingenico Group SA	708	59,726
Publicis Groupe SA	1,010	69,376
Renault SA	921	82,990
Safran SA	666	45,128
Schneider Electric SE	689	49,308
Societe Generale SA	1,975	96,592
Valeo SA	886	54,118
Vinci SA	990	69,436
Vivendi SA	4,047	74,089
Total		927,087

Germany 2.0%
Henkel AG & Co. KGaA	315	33,171
ProSiebenSat.1 Media SE	2,303	97,762
Total		130,933

Hong Kong 3.5%
BOC Hong Kong (Holdings) Ltd.	8,806	35,409
HKT Trust & HKT Ltd.	48,368	67,696
PCCW Ltd.	136,019	82,740
Swire Properties Ltd.	16,574	46,778
Total		232,623

Israel 0.6%
Bank Hapoalim B.M.	6,663	40,240

Issuer	Shares	Value ($)

Common Stocks (continued)

Italy 2.1%
Atlantia SpA	4,072	92,633
Enel SpA	10,864	45,366
Total		137,999

Japan 33.7%
Aeon Mall Co. Ltd.	4,405	64,133
Astellas Pharma, Inc.	4,750	63,861
Chiba Bank Ltd. (The)	5,713	37,605
Fuji Electric Co. Ltd.	13,363	79,412
FUJIFILM Holdings Corp.	2,096	81,457
Hitachi Metals Ltd.	4,762	66,243
Idemitsu Kosan Co. Ltd.	1,646	51,102
ITOCHU Corp.	6,667	92,151
JX Holdings, Inc.	21,852	103,383
Lawson, Inc.	1,024	74,952
Miraca Holdings, Inc.	1,639	75,125
Mitsubishi Chemical Holdings Corp.	13,626	95,585
Mitsubishi Corp.	3,773	85,448
Mitsubishi Materials Corp.	1,649	56,468
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,187	49,210
Nippon Telegraph & Telephone Corp.	1,754	77,576
Nomura Real Estate Holdings, Inc.	3,633	62,769
Oracle Corp. Japan	1,058	59,396
ORIX Corp.	5,078	76,999
Osaka Gas Co. Ltd.	11,390	42,768
Resona Holdings, Inc.	18,541	100,993
Showa Shell Sekiyu KK	9,724	95,620
Sumitomo Chemical Co. Ltd.	19,933	106,770
Taiheiyo Cement Corp.	22,722	79,726
Teijin Ltd.	4,787	101,459
Tokyo Gas Co. Ltd.	7,864	34,914
TonenGeneral Sekiyu KK	8,979	106,001
Toppan Printing Co. Ltd.	6,025	59,354
Toyota Tsusho Corp.	3,354	92,658
Yokogawa Electric Corp.	4,255	68,261
Total		2,241,399

Jordan 0.8%
Hikma Pharmaceuticals PLC	2,179	50,003

Netherlands 5.6%
Boskalis Westminster	2,794	103,432
Heineken Holding NV	1,050	73,735
Heineken NV	545	40,775
Koninklijke Ahold Delhaize NV	3,625	77,156
Randstad Holding NV	1,303	75,759
Total		370,857

Norway 0.7%
DNB ASA	2,944	49,235

Singapore 1.0%
United Overseas Bank Ltd.	4,445	66,006

Spain 6.3%
Abertis Infraestructuras SA	6,645	95,116

Issuer	Shares	Value ($)

Common Stocks (continued)

Amadeus IT Group SA	775	35,801
Banco de Sabadell SA	43,128	64,972
Endesa SA	2,700	55,571
Gas Natural SDG SA	4,103	79,016
Telefonica SA	8,871	85,563
Total		416,039

Sweden 2.0%
Alfa Laval AB	5,197	97,025
Hexagon AB Class B	975	38,591
Total		135,616

Switzerland 2.1%
Adecco Group AG	979	69,858
Galenica AG	64	70,188
Total		140,046

United Kingdom 12.7%
3i Group PLC	6,292	55,412
Barratt Developments PLC	12,747	76,609
Capita PLC	11,123	70,039
GKN PLC	10,281	44,417
Imperial Brands PLC	1,374	63,501
InterContinental Hotels Group PLC	993	45,974
ITV PLC	33,760	86,306
Marks & Spencer Group PLC	13,546	57,177
Meggitt PLC	12,245	64,379
Petrofac Ltd.	8,201	94,613
RELX PLC	1,946	34,839
Sky PLC	4,849	61,066
William Hill PLC	15,034	48,969
WPP PLC	1,784	41,388
Total		844,689
Total Common Stocks
(Cost $6,270,467)		6,614,683

	Shares	Value ($)

Money Market Funds 0.4%

Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares, 0.360%(a)	25,501	25,501
Total Money Market Funds
(Cost $25,501)		25,501
Total Investments
(Cost $6,295,968)(b)		6,640,184	(c)
Other Assets & Liabilities, Net		1,940
Net Assets		6,642,124

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at January 31, 2017.

(b)

At January 31, 2017, the cost of securities for federal income tax purposes was approximately $6,296,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$472,000
Unrealized Depreciation	(128,000)
Net Unrealized Appreciation	$344,000

(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks	6,614,683	—	—	6,614,683
Money Market Funds	25,501	—	—	25,501
Total	6,640,184	—	—	6,640,184

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia Sustainable U.S. Equity Income ETF

January 31, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks 99.1%

Consumer Discretionary 10.9%
Hotels, Restaurants & Leisure 1.2%
Marriott International, Inc. Class A	805	68,103

Media 3.3%
Charter Communications, Inc. Class A(a)	105	34,015
Scripps Networks Interactive, Inc. Class A	823	62,680
Time Warner, Inc.	528	51,137
Walt Disney Co. (The)	307	33,969
Total		181,801
Multiline Retail 0.9%
Nordstrom, Inc.	1,135	50,190
Specialty Retail 4.5%
Best Buy Co., Inc.	1,529	68,071
Foot Locker, Inc.	657	45,031
Gap, Inc. (The)	2,945	67,823
Lowe’s Cos., Inc.	950	69,426
Total		250,351
Textiles, Apparel & Luxury Goods 1.0%
VF Corp.	1,110	57,143
Total Consumer Discretionary		607,588

Consumer Staples 11.3%
Beverages 2.7%
Dr Pepper Snapple Group, Inc.	699	63,749
Molson Coors Brewing Co. Class B	300	28,956
PepsiCo, Inc.	555	57,598
Total		150,303
Food & Staples Retailing 2.0%
Kroger Co. (The)	1,426	48,427
Wal-Mart Stores, Inc.	937	62,535
Total		110,962
Food Products 5.8%
Bunge Ltd.	748	51,769
Conagra Brands, Inc.	862	33,696
General Mills, Inc.	1,031	64,417
Hormel Foods Corp.	1,011	36,699
JM Smucker Co. (The)	429	58,280
Mead Johnson Nutrition Co.	627	44,178
Mondelez International, Inc. Class A	826	36,575
Total		325,614
Personal Products 0.8%
Estee Lauder Cos., Inc. (The) Class A	527	42,798
Total Consumer Staples		629,677

Energy 11.3%
Energy Equipment & Services 2.0%
Baker Hughes, Inc.	512	32,297
Core Laboratories N.V.	309	36,100
Schlumberger Ltd.	543	45,455
Total		113,852

Issuer	Shares	Value ($)

Common Stocks (continued)
Oil, Gas & Consumable Fuels 9.3%
Exxon Mobil Corp.	734	61,575
Marathon Petroleum Corp.	1,655	79,523
Occidental Petroleum Corp.	863	58,485
ONEOK, Inc.	1,189	65,526
Phillips 66	653	53,298
Spectra Energy Corp.	1,211	50,438
Tesoro Corp.	842	68,076
Valero Energy Corp.	1,240	81,542
Total		518,463
Total Energy		632,315

Financials 13.9%
Banks 2.8%
Comerica, Inc.	441	29,781
KeyCorp	3,964	71,233
PNC Financial Services Group, Inc. (The)	477	57,459
Total		158,473
Capital Markets 4.3%
Ameriprise Financial, Inc.(b)	525	58,942
Franklin Resources, Inc.	1,569	62,352
Morgan Stanley	1,523	64,712
State Street Corp.	689	52,502
Total		238,508
Consumer Finance 0.9%
American Express Co.	649	49,571
Insurance 5.9%
Allstate Corp. (The)	448	33,694
Hartford Financial Services Group, Inc. (The)	728	35,461
Principal Financial Group, Inc.	846	48,298
Progressive Corp. (The)	1,691	63,311
Prudential Financial, Inc.	685	72,000
Travelers Cos., Inc. (The)	636	74,908
Total		327,672
Total Financials		774,224

Health Care 5.8%
Biotechnology 1.4%
Amgen, Inc.	508	79,593
Health Care Providers & Services 3.0%
AmerisourceBergen Corp.	649	56,645
Cardinal Health, Inc.	938	70,312
Quest Diagnostics, Inc.	439	40,353
Total		167,310
Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.	858	42,016
Pharmaceuticals 0.7%
Johnson & Johnson	330	37,373
Total Health Care		326,292

Issuer	Shares	Value ($)

Common Stocks (continued)

Industrials 18.4%
Aerospace & Defense 3.7%
Boeing Co. (The)	497	81,220
Huntington Ingalls Industries, Inc.	259	50,235
Northrop Grumman Corp.	149	34,133
United Technologies Corp.	398	43,649
Total		209,237
Air Freight & Logistics 1.5%
Expeditors International of Washington, Inc.	761	39,633
United Parcel Service, Inc. Class B	395	43,106
Total		82,739
Airlines 1.1%
Delta Air Lines, Inc.	1,335	63,065
Electrical Equipment 1.1%
Rockwell Automation, Inc.	396	58,604
Industrial Conglomerates 1.7%
3M Co.	270	47,201
Honeywell International, Inc.	392	46,382
Total		93,583
Machinery 6.4%
AGCO Corp.	582	36,549
Caterpillar, Inc.	765	73,180
Cummins, Inc.	480	70,565
Flowserve Corp.	898	44,146
Ingersoll-Rand PLC	576	45,706
Parker-Hannifin Corp.	292	42,962
Snap-on, Inc.	240	43,567
Total		356,675
Professional Services 2.9%
Dun & Bradstreet Corp. (The)	278	34,089
ManpowerGroup, Inc.	746	71,213
Robert Half International, Inc.	1,233	58,025
Total		163,327
Total Industrials		1,027,230

Information Technology 11.3%
Communications Equipment 1.4%
Cisco Systems, Inc.	2,429	74,619
IT Services 2.8%
International Business Machines Corp.	487	84,991
Western Union Co. (The)	3,657	71,604
Total		156,595
Semiconductors & Semiconductor Equipment 0.6%
Texas Instruments, Inc.	459	34,673
Software 1.7%
Intuit, Inc.	361	42,807
Oracle Corp.	1,317	52,825
Total		95,632

Issuer	Shares	Value ($)

Common Stocks (continued)
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	463	56,185
HP, Inc.	4,988	75,069
Seagate Technology PLC	1,838	82,986
Xerox Corp.	7,877	54,588
Total		268,828
Total Information Technology		630,347

Materials 6.1%
Chemicals 4.9%
Ecolab, Inc.	250	30,032
Mosaic Co. (The)	2,707	84,919
PPG Industries, Inc.	608	60,806
Sherwin-Williams Co. (The)	218	66,231
Valspar Corp. (The)	292	32,316
Total		274,304
Metals & Mining 1.2%
Nucor Corp.	1,182	68,662
Total Materials		342,966

Telecommunication Services 1.5%
Diversified Telecommunication Services 1.5%
CenturyLink, Inc.	3,215	83,140
Total Telecommunication Services		83,140

Utilities 8.6%
Electric Utilities 5.1%
American Electric Power Co., Inc.	1,181	75,655
Edison International	409	29,808
Entergy Corp.	1,120	80,237
Exelon Corp.	1,554	55,757
NextEra Energy, Inc.	325	40,209
Total		281,666
Independent Power and Renewable Electricity Producers 1.4%
AES Corp. (The)	6,804	77,838
Multi-Utilities 1.5%
Public Service Enterprise Group, Inc.	1,909	84,473
Water Utilities 0.6%
American Water Works Co., Inc.	486	35,692
Total Utilities		479,669
Total Common Stocks
(Cost $4,996,929)		5,533,448

	Shares	Value ($)

Money Market Funds 0.8%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares, 0.360%(c)	44,914	44,914
Total Money Market Funds
(Cost $44,914)		44,914
Total Investments
(Cost $5,041,843)(d)		5,578,362	(e)
Other Assets & Liabilities, Net		3,263
Net Assets		5,581,625

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning Shares	Shares Purchased	Shares Sold	Ending Shares	Realized Gain/(Loss) ($)	Dividend - Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	517	15	(7)	525	(16)	388	58,942

(c)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(d)

At January 31, 2017, the cost of securities for federal income tax purposes was approximately $5,042,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$602,000
Unrealized Depreciation	(66,000)
Net Unrealized Appreciation	$536,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks	5,533,448	—	—	5,533,448
Money Market Funds	44,914	—	—	44,914
Total	5,578,362	—	—	5,578,362

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 24, 2017

By (Signature and Title)	/s/ Michael G Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 24, 2017